Consolidated Statements of Changes in Equity - USD ($)	Ordinary Share	Additional Paid in Capital	Accumulated Deficit	Noncontrolling interests	Total
Balance at Jul. 31, 2022	$ 9,627	$ 29,496,350	$ (24,784,325)	$ (369,045)	$ 4,352,607
Balance (in Shares) at Jul. 31, 2022	9,627,452
Net loss for the year			(2,882,299)		(2,882,299)
Disposal of ATIF GP		(300,000)		369,045	69,045
Balance at Jul. 31, 2023	$ 9,627	29,196,350	(27,666,624)		$ 1,539,353
Balance (in Shares) at Jul. 31, 2023	9,627,452				9,627,452
Net loss for the year			(3,191,524)		$ (3,191,524)
Issuance of ordinary shares pursuant to a private placement	$ 1,906	2,341,886			2,343,792
Issuance of ordinary shares pursuant to a private placement (in Shares)	1,905,522
Issuance of ordinary shares to settle payroll payable due to a management	$ 384	349,491			349,875
Issuance of ordinary shares to settle payroll payable due to a management (in Shares)	384,478
Waive of liabilities by a related party		712,258			712,258
Balance at Jul. 31, 2024	$ 11,917	$ 32,599,985	$ (30,858,148)		$ 1,753,754
Balance (in Shares) at Jul. 31, 2024	11,917,452				11,917,452